UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

VY® Goldman Sachs Bond Portfolio

The schedules are not audited.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.0%
		Basic Materials: 1.1%
175,000	(1)	Glencore Finance Canada Ltd., 4.950%, 11/15/21	$189,161	0.1
425,000	(1)	Glencore Funding LLC, 4.125%, 05/30/23	443,004	0.2
224,000	(1)	Glencore Funding LLC, 4.625%, 04/29/24	237,776	0.1
225,000		LyondellBasell Industries NV, 5.000%, 04/15/19	233,513	0.1
250,000		Sherwin-Williams Co/The, 2.250%, 05/15/20	251,105	0.1
75,000		Sherwin-Williams Co/The, 2.750%, 06/01/22	75,571	0.1
75,000		Sherwin-Williams Co/The, 3.125%, 06/01/24	75,457	0.0
425,000		Sherwin-Williams Co/The, 3.450%, 06/01/27	427,651	0.2
375,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/21	407,813	0.2
			2,341,051	1.1

		Communications: 4.9%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/23	583,639	0.3
775,000		Amazon.com, Inc., 3.300%, 12/05/21	808,255	0.4
75,000		AT&T, Inc., 2.800%, 02/17/21	75,936	0.0
425,000		AT&T, Inc., 3.200%, 03/01/22	433,751	0.2
700,000		AT&T, Inc., 3.400%, 05/15/25	689,945	0.3
425,000		AT&T, Inc., 3.000%, 06/30/22	429,577	0.2
341,000		AT&T, Inc., 3.600%, 02/17/23	351,153	0.2
325,000		AT&T, Inc., 3.800%, 03/15/22	338,795	0.2
575,000		AT&T, Inc., 3.900%, 08/14/27	576,820	0.3
100,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	105,719	0.0
625,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	668,966	0.3
275,000		Cisco Systems, Inc., 2.200%, 02/28/21	276,534	0.1
350,000	(1)	Expedia, Inc., 3.800%, 02/15/28	347,488	0.2
293,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	315,139	0.1
230,000		Nokia OYJ, 4.375%, 06/12/27	237,187	0.1
175,000		Sprint Corp., 7.875%, 09/15/23	203,438	0.1
350,000	(1)	Symantec Corp., 5.000%, 04/15/25	366,846	0.2
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	375,607	0.2
350,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	383,685	0.2
275,000		Time Warner Cable LLC, 4.125%, 02/15/21	285,699	0.1
50,000		Time Warner Cable LLC, 5.000%, 02/01/20	52,883	0.0
50,000		Time Warner Cable LLC, 5.875%, 11/15/40	55,020	0.0
600,000		Verizon Communications, Inc., 2.450%, 11/01/22	595,940	0.3
818,000		Verizon Communications, Inc., 2.946%, 03/15/22	832,528	0.4
50,000		Verizon Communications, Inc., 4.125%, 03/16/27	52,282	0.0
25,000		Verizon Communications, Inc., 4.125%, 08/15/46	22,805	0.0
1,050,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,179,499	0.5
			10,645,136	4.9

		Consumer, Cyclical: 1.8%
200,000	(1)	Alimentation Couche-Tard, Inc., 2.700%, 07/26/22	200,810	0.1
950,000		CVS Health Corp., 3.375%, 08/12/24	971,813	0.4
275,000		CVS Health Corp., 3.500%, 07/20/22	286,299	0.1
375,000		Dollar Tree, Inc., 5.750%, 03/01/23	397,350	0.2
775,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	862,582	0.4
575,000		General Motors Financial Co., Inc., 3.500%, 07/10/19	589,105	0.3
300,000		MGM Resorts International, 6.625%, 12/15/21	338,250	0.2
250,000		Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	257,500	0.1
			3,903,709	1.8

		Consumer, Non-cyclical: 5.2%
200,000		AbbVie, Inc., 2.500%, 05/14/20	202,490	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
100,000		Allergan Funding SCS, 4.850%, 06/15/44	$109,852	0.1
150,000		Aetna, Inc., 2.800%, 06/15/23	150,946	0.1
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,143,879	0.5
500,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	517,966	0.2
100,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	114,263	0.1
1,425,000	(1)	BAT Capital Corp., 3.222%, 08/15/24	1,430,069	0.7
1,375,000	(1)	BAT Capital Corp., 3.557%, 08/15/27	1,381,976	0.6
475,000	(1)	Bayer US Finance LLC, 3.000%, 10/08/21	484,171	0.2
525,000		Becton Dickinson and Co., 2.894%, 06/06/22	526,693	0.2
525,000		Becton Dickinson and Co., 3.363%, 06/06/24	530,459	0.3
225,000		Becton Dickinson and Co., 4.685%, 12/15/44	238,631	0.1
700,000	(1)	EMD Finance LLC, 2.950%, 03/19/22	711,995	0.3
225,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	229,171	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/22	388,427	0.2
100,000		Molson Coors Brewing Co., 2.100%, 07/15/21	98,667	0.1
650,000		Mylan NV, 3.950%, 06/15/26	662,697	0.3
50,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	51,938	0.0
775,000		Reynolds American, Inc., 4.450%, 06/12/25	832,756	0.4
160,000		Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 07/21/21	154,011	0.1
125,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	119,652	0.1
100,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	92,331	0.0
300,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	305,232	0.1
225,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	260,898	0.1
200,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	213,500	0.1
275,000		Zoetis, Inc., 3.000%, 09/12/27	271,269	0.1
			11,223,939	5.2

		Energy: 3.3%
550,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	545,457	0.3
100,000	(2)	Anadarko Petroleum Corp., 5.550%, 03/15/26	111,676	0.1
395,000		Apache Corp., 4.250%, 01/15/44	372,698	0.2
349,000		Buckeye Partners L.P., 4.875%, 02/01/21	370,764	0.2
75,000		ConocoPhillips Co., 3.350%, 11/15/24	77,223	0.0
180,000		Devon Energy Corp., 4.750%, 05/15/42	182,790	0.1
82,000		Devon Energy Corp., 5.600%, 07/15/41	89,998	0.0
125,000		Energy Transfer L.P., 4.650%, 06/01/21	132,935	0.1
75,000		Energy Transfer L.P., 4.750%, 01/15/26	79,048	0.0
475,000		Enterprise Products Operating L.P., 5.018%, 08/01/66	475,831	0.2
200,000	(3)	EQT Corp., 3.000%, 10/01/22	200,537	0.1
275,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	278,626	0.1
100,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	104,321	0.0
525,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	534,695	0.2
105,000	(1)	Petrobras Global Finance BV, 5.999%, 01/27/28	105,131	0.0
110,000		Petrobras Global Finance BV, 6.850%, 06/05/15	105,077	0.0
100,000		Petrobras Global Finance BV, 7.375%, 01/17/27	110,300	0.1
EUR 220,000		Petroleos Mexicanos, 5.125%, 03/15/23	298,482	0.1
320,000	(1)	Petroleos Mexicanos, 6.500%, 03/13/27	355,680	0.2
200,000	(1)	Petroleos Mexicanos, 6.750%, 09/21/47	213,280	0.1
250,000		Pioneer Natural Resources Co., 3.450%, 01/15/21	255,759	0.1
100,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	105,163	0.1
200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	201,206	0.1
425,000	(2)	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/26	431,957	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
375,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	$414,159	0.2
100,000		Sabine Pass Liquefaction LLC, 6.250%, 03/15/22	112,551	0.1
580,000		Williams Partners L.P., 3.600%, 03/15/22	599,686	0.3
200,000		Williams Partners L.P., 3.900%, 01/15/25	204,650	0.1
			7,069,680	3.3

		Financial: 10.2%
450,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 07/01/22	482,702	0.2
200,000		American International Group, Inc., 3.750%, 07/10/25	206,806	0.1
200,000		American International Group, Inc., 4.800%, 07/10/45	218,969	0.1
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/23	386,300	0.2
125,000		American Tower Corp., 3.300%, 02/15/21	128,157	0.1
200,000		American Tower Corp., 3.400%, 02/15/19	203,699	0.1
625,000		Bank of America Corp., 2.369%, 07/21/21	625,352	0.3
675,000		Bank of America Corp., 3.248%, 10/21/27	662,017	0.3
400,000		Bank of America Corp., 4.000%, 04/01/24	422,814	0.2
100,000		Bank of America Corp., 6.110%, 01/29/37	125,360	0.1
200,000		Barclays PLC, 5.200%, 05/12/26	213,832	0.1
200,000	(1)	BNP Paribas SA, 4.375%, 05/12/26	209,338	0.1
200,000		China Evergrande Group, 8.750%, 06/28/25	203,460	0.1
250,000		Chubb Corp./The, 3.554%, 04/15/37	249,250	0.1
250,000		Citigroup, Inc., 4.125%, 07/25/28	258,141	0.1
225,000		Citigroup, Inc., 4.600%, 03/09/26	239,874	0.1
200,000	(1)	Credit Suisse AG, 6.500%, 08/08/23	226,514	0.1
250,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/28	260,644	0.1
100,000		Crown Castle International Corp., 2.250%, 09/01/21	98,687	0.0
150,000		Crown Castle International Corp., 3.200%, 09/01/24	149,455	0.1
325,000		Crown Castle International Corp., 3.650%, 09/01/27	325,348	0.2
375,000		Crown Castle International Corp., 5.250%, 01/15/23	415,479	0.2
100,000		Deutsche Bank AG/London, 2.500%, 02/13/19	100,613	0.0
350,000		Education Realty Operating Partnership L.P., 4.600%, 12/01/24	361,870	0.2
306,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	334,178	0.2
50,000		Hartford Financial Services Group, Inc./The, 5.125%, 04/15/22	55,473	0.0
450,000		HSBC Holdings PLC, 3.262%, 03/13/23	459,460	0.2
500,000		ING Bank NV, 4.125%, 11/21/23	509,837	0.2
525,000		JPMorgan Chase & Co., 2.950%, 10/01/26	514,206	0.2
375,000		JPMorgan Chase & Co., 2.972%, 01/15/23	380,974	0.2
4,270,000		Kreditanstalt fuer Wiederaufbau, 1.500%, 09/09/19	4,258,105	2.0
50,000	(1)	Macquarie Bank Ltd., 6.625%, 04/07/21	56,185	0.0
50,000		MetLife, Inc., 4.050%, 03/01/45	50,922	0.0
350,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	355,911	0.2
1,000,000		Morgan Stanley, 2.713%, (US0003M + 1.400%), 10/24/23	1,023,224	0.5
800,000		Morgan Stanley, 3.700%, 10/23/24	829,274	0.4
25,000		Morgan Stanley, 4.000%, 07/23/25	26,374	0.0
195,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	200,363	0.1
200,000		National Retail Properties, Inc., 3.600%, 12/15/26	198,326	0.1
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/47	198,130	0.1
225,000		Principal Financial Group, Inc., 3.100%, 11/15/26	223,831	0.1
300,000		Realty Income Corp., 3.000%, 01/15/27	286,174	0.1
450,000		Santander Holdings USA, Inc., 2.650%, 04/17/20	452,255	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	450,000	(1)	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	$476,973	0.2
	775,000		Synchrony Financial, 3.000%, 08/15/19	787,924	0.4
	425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/22	433,886	0.2
	100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	113,139	0.1
	225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/21	228,237	0.1
	800,000	(1)	UniCredit SpA, 3.750%, 04/12/22	820,672	0.4
	300,000		Vereit Operating Partnership L.P., 3.000%, 02/06/19	302,758	0.1
	250,000		Vereit Operating Partnership L.P., 4.125%, 06/01/21	261,518	0.1
	100,000		Vereit Operating Partnership L.P., 4.875%, 06/01/26	107,212	0.1
	750,000		Wells Fargo & Co., 3.000%, 10/23/26	732,709	0.3
	275,000		Westpac Banking Corp., 4.322%, 11/23/31	282,955	0.1
	100,000		XLIT Ltd., 4.450%, 03/31/25	102,528	0.1
				21,838,394	10.2

			Industrial: 0.5%
	300,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	308,248	0.2
	250,000		Roper Technologies, Inc., 3.000%, 12/15/20	255,202	0.1
	375,000	(1)	Sealed Air Corp., 5.250%, 04/01/23	405,938	0.2
				969,388	0.5

			Technology: 1.4%
	475,000	(1)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/22	483,702	0.2
	575,000	(1)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	591,330	0.3
	225,000	(1)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	232,078	0.1
	150,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	164,713	0.1
	237,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	246,918	0.1
	300,000		Fiserv, Inc., 2.700%, 06/01/20	303,606	0.1
	200,000		Hewlett Packard Enterprise Co., 4.900%, 10/15/25	211,843	0.1
	400,000		Microsoft Corp., 3.125%, 11/03/25	412,670	0.2
	400,000		Oracle Corp., 2.500%, 05/15/22	405,443	0.2
				3,052,303	1.4

			Utilities: 0.6%
	425,000		Duke Energy Corp., 3.150%, 08/15/27	422,022	0.2
	275,000	(1)	Enel Finance International NV, 2.875%, 05/25/22	277,088	0.1
	250,000		Puget Sound Energy, Inc., 6.974%, 06/01/67	244,375	0.1
	400,000		Southern Co/The, 2.350%, 07/01/21	398,034	0.2
				1,341,519	0.6

		Total Corporate Bonds/Notes
		(Cost $61,322,977)		62,385,119	29.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.4%
	283,531		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/35	259,177	0.1
EUR	393,259	(1),(4)	Credit Suisse European Mortgage Capital Ltd. 2015-1HWA A, 2.750%, (1.000*EUR003M + 2.750%), 04/20/20	461,304	0.2
	642,794	(5)	Fannie Mae 2013-130 SN, 5.413%, (-1.000*US0001M + 6.650%), 10/25/42	124,203	0.1
	355,858	(5)	Fannie Mae REMIC Trust 2011-124 SC, 5.313%, (-1.000*US0001M + 6.550%), 12/25/41	65,641	0.0
	334,824	(5)	Fannie Mae REMIC Trust 2013-131 SA, 4.863%, (-1.000*US0001M + 6.100%), 12/25/43	53,120	0.0
	270,562	(5)	Fannie Mae REMIC Trust 2013-96 SW, 4.863%, (-1.000*US0001M + 6.100%), 09/25/43	43,640	0.0
	619,178	(5)	Fannie Mae REMIC Trust 2013-96 SY, 4.913%, (-1.000*US0001M + 6.150%), 07/25/42	103,324	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
405,263	(5)	Fannie Mae REMIC Trust 2014-87 MS, 5.013%, (-1.000*US0001M + 6.250%), 01/25/45	$66,440	0.0
572,401	(5)	Fannie Mae REMIC Trust 2015-79 SA, 5.013%, (-1.000*US0001M + 6.250%), 11/25/45	95,993	0.0
1,231,994	(5)	Fannie Mae REMIC Trust 2015-81 SA, 4.463%, (-1.000*US0001M + 5.700%), 11/25/45	175,732	0.1
310,893	(5)	Fannie Mae REMIC Trust 2015-82 MS, 4.463%, (-1.000*US0001M + 5.700%), 11/25/45	45,035	0.0
762,756	(5)	Fannie Mae Series 2016-3 IP, 4.000%, 02/25/46	154,120	0.1
968,853	(5)	Freddie Mac 4583 ST, 4.766%, (-1.000*US0001M + 6.000%), 05/15/46	184,837	0.1
2,311,906	(5)	Freddie Mac 4596 CS, 4.866%, (-1.000*US0001M + 6.100%), 06/15/46	371,564	0.2
190,772	(5)	Freddie Mac REMIC Trust 4320 SD, 4.866%, (-1.000*US0001M + 6.100%), 07/15/39	29,847	0.0
444,132	(5)	Freddie Mac REMIC Trust 4326 GS, 4.816%, (-1.000*US0001M + 6.050%), 04/15/44	76,696	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.887%, (1.000*US0001M + 4.650%), 10/25/28	392,815	0.2
786,912	(5)	Ginnie Mae 2014-20 SA, 4.864%, (-1.000*US0001M + 6.100%), 02/20/44	129,324	0.1
699,805	(5)	Ginnie Mae 2015-111 IM, 4.000%, 08/20/45	110,361	0.1
593,823	(5)	Ginnie Mae 2015-119 SN, 5.014%, (-1.000*US0001M + 6.250%), 08/20/45	100,678	0.1
543,040	(5)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/46	87,301	0.0
405,451	(5)	Ginnie Mae Series 2010-20 SE, 5.014%, (-1.000*US0001M + 6.250%), 02/20/40	68,087	0.0
243,105	(5)	Ginnie Mae Series 2010-31 SA, 4.514%, (-1.000*US0001M + 5.750%), 03/20/40	35,872	0.0
159,675	(5)	Ginnie Mae Series 2012-149 MS, 5.014%, (-1.000*US0001M + 6.250%), 12/20/42	26,672	0.0
89,737	(5)	Ginnie Mae Series 2013-134 DS, 4.864%, (-1.000*US0001M + 6.100%), 09/20/43	14,487	0.0
262,863	(5)	Ginnie Mae Series 2013-152 SG, 4.914%, (-1.000*US0001M + 6.150%), 06/20/43	43,120	0.0
591,149	(5)	Ginnie Mae Series 2013-181 SA, 4.864%, (-1.000*US0001M + 6.100%), 11/20/43	98,088	0.1
879,911	(5)	Ginnie Mae Series 2014-132 SL, 4.864%, (-1.000*US0001M + 6.100%), 10/20/43	128,178	0.1
430,906	(5)	Ginnie Mae Series 2014-133 BS, 4.364%, (-1.000*US0001M + 5.600%), 09/20/44	60,607	0.0
101,440	(5)	Ginnie Mae Series 2014-41 SA, 4.864%, (-1.000*US0001M + 6.100%), 03/20/44	16,771	0.0
936,777	(5)	Ginnie Mae Series 2015-110 MS, 4.474%, (-1.000*US0001M + 5.710%), 08/20/45	136,137	0.1
273,002	(5)	Ginnie Mae Series 2015-126 HS, 4.964%, (-1.000*US0001M + 6.200%), 09/20/45	44,462	0.0
279,225	(5)	Ginnie Mae Series 2015-159 HS, 4.964%, (-1.000*US0001M + 6.200%), 11/20/45	45,691	0.0
638,983	(5)	Ginnie Mae Series 2016-4 SM, 4.414%, (-1.000*US0001M + 5.650%), 01/20/46	88,647	0.0
1,000,000	(1)	Mortgage Repurchase Agreement Financing Trust Series 2016-1 A2, 2.185%, (1.000*US0001M + 0.950%), 04/10/19	1,000,071	0.5
250,000	(1)	Mortgage Repurchase Agreement Financing Trust Series 2017-1 A1, 2.085%, (1.000*US0001M + 0.850%), 07/10/19	250,077	0.1
1,550,000	(1)	Mortgage Repurchase Agreement Financing Trust Series 2017-2 A1, 1.779%, (1.000*US0001M + 0.550%), 08/12/19	1,554,001	0.7

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	730,414		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 1.889%, (1.000*12MTA + 1.000%), 08/25/46	$689,857	0.3

		Total Collateralized Mortgage Obligations
		(Cost $7,236,845)		7,431,977	3.4

MUNICIPAL BONDS: 1.2%
			California: 0.5%
	400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/40	526,836	0.2
	350,000		Bay Area Toll Authority, 7.043%, 04/01/50	538,066	0.3
				1,064,902	0.5

			Illinois: 0.3%
	465,000		State of Illinois, 5.100%, 06/01/33	470,719	0.2
	55,000		State of Illinois, 6.630%, 02/01/35	62,376	0.0
	120,000		State of Illinois, 7.350%, 07/01/35	141,196	0.1
				674,291	0.3

			Minnesota: 0.1%
	231,865		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/30	229,442	0.1

			Puerto Rico: 0.3%
	100,000	(6)	Commonwealth of Puerto Rico, 6.000%, 07/01/39	45,875	0.0
	175,000	(6)	Commonwealth of Puerto Rico, 8.000%, 07/01/35	84,875	0.1
	85,000		Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.250%, 07/01/42	61,635	0.1
	210,000	(6)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/41	43,837	0.0
	70,000	(6)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/43	14,613	0.0
	25,000	(6)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/38	5,219	0.0
	1,000,000	(6)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.500%, 08/01/37	208,750	0.1
	110,000	(6)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 08/01/37	22,962	0.0
	220,000	(6)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/43	45,925	0.0
	45,000	(6)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.750%, 08/01/32	9,394	0.0
	150,000	(6)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/39	31,312	0.0
	65,000	(6)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/42	13,569	0.0
				587,966	0.3

		Total Municipal Bonds
		(Cost $3,100,267)		2,556,601	1.2

STRUCTURED PRODUCTS: 0.9%
EGP	5,000,000	(7)	Citigroup Global Markets - Fully-Funded Total Return Swap, Receive the total return of the Arab Republic of Egypt Treasury Bill, 14.394%, 02/08/18	267,886	0.1
EGP	5,000,000	(1),(7)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 16.594%, 05/10/18	254,297	0.1
EGP	5,000,000	(1),(7)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 17.313%, 11/02/17	278,790	0.2
EGP	5,000,000	(7)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 17.523%, 11/09/17	277,785	0.1
EGP	12,550,000	(1),(7)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 18.925%, 05/03/18	642,269	0.3
EGP	5,000,000	(7)	JPMorgan Chase Bank N.A. - Fully-Funded Total Return Swap, Receive the total return of the Arab Republic of Egypt Treasury Bill, 16.351%, 02/15/18	265,530	0.1

		Total Structured Products
		(Cost $1,958,710)		1,986,557	0.9

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.2%
		Federal Home Loan Bank: 1.0%
900,000		2.625%, 09/12/25	$911,682	0.4
1,300,000		2.875%, 06/13/25	1,345,655	0.6
			2,257,337	1.0

		Federal Home Loan Mortgage Corporation: 1.2%(8)
1,377,183		3.500%, 04/01/43	1,427,818	0.7
860,574		3.500%, 03/01/46	894,042	0.4
93,533		4.000%, 02/01/41	98,899	0.1
54,062		4.000%, 02/01/41	57,171	0.0
			2,477,930	1.2

		Federal National Mortgage Association: 14.6%(8)
1,400,000		1.875%, 09/24/26	1,330,099	0.6
23,000,000	(3)	2.600%, 10/01/44	24,218,281	11.3
770,505		3.500%, 10/01/42	797,334	0.4
2,000,000	(3)	3.500%, 10/01/44	2,061,953	1.0
633,153		3.500%, 05/01/46	656,184	0.3
911,062		3.500%, 06/01/46	947,312	0.4
763,125		4.500%, 04/01/45	837,424	0.4
89,485		4.500%, 05/01/45	98,050	0.0
140,888		6.000%, 09/01/35	159,753	0.1
52,038		6.000%, 09/01/36	59,403	0.0
54,772		6.000%, 12/01/36	61,668	0.0
107,755		6.000%, 07/01/37	122,364	0.1
85,263		6.000%, 08/01/38	95,965	0.0
			31,445,790	14.6

		Government National Mortgage Association: 11.4%
3,038,590		4.000%, 10/20/43	3,235,303	1.5
478,121		4.000%, 07/20/45	506,431	0.2
360,342		4.000%, 08/20/45	381,679	0.2
1,441,933		4.000%, 09/20/45	1,527,316	0.7
2,359,327		4.000%, 10/20/45	2,499,032	1.2
864,906		4.000%, 11/20/45	917,577	0.4
1,031,904		4.000%, 02/20/46	1,092,594	0.5
4,430,147		4.000%, 03/20/46	4,706,013	2.2
2,408,031		4.000%, 04/20/46	2,548,691	1.2
812,222		4.000%, 05/20/46	859,340	0.4
981,955		4.000%, 05/20/47	1,036,075	0.5
2,965,328		4.000%, 06/20/47	3,135,346	1.4
1,995,570		4.000%, 08/20/47	2,112,261	1.0
			24,557,658	11.4

	Total U.S. Government Agency Obligations
	(Cost $60,809,084)		60,738,715	28.2

U.S. TREASURY OBLIGATIONS: 12.9%
		Treasury Inflation Indexed Protected Securities: 1.1%
285,947		0.125%, 07/15/26	278,069	0.1
310,053		0.250%, 01/15/25	306,958	0.1
430,139		0.625%, 01/15/24	439,244	0.2
824,176		0.625%, 01/15/26	835,287	0.4
212,957		0.875%, 02/15/47	209,892	0.1
285,040		2.500%, 01/15/29	344,127	0.2
			2,413,577	1.1

		U.S. Treasury Bonds: 5.6%
5,900,000		2.250%, 11/15/25	5,898,272	2.8
3,790,000		2.875%, 11/15/46	3,800,881	1.8
2,160,000		3.000%, 11/15/45	2,221,931	1.0
			11,921,084	5.6

		U.S. Treasury Notes: 5.5%
11,830,000		2.125%, 07/31/24	11,808,050	5.5

		U.S. Treasury STRIP: 0.7%
1,930,000	(5)	2.800%, 02/15/36	1,162,416	0.5
700,000	(5),(9)	2.810%, 08/15/36	414,659	0.2
			1,577,075	0.7

	Total U.S. Treasury Obligations
	(Cost $27,792,908)		27,719,786	12.9

ASSET-BACKED SECURITIES: 18.8%
		Other Asset-Backed Securities: 10.7%
250,000	(1)	B&M CLO 2014-1A A2, 3.254%, (1.000*US0003M + 1.950%), 04/16/26	249,997	0.1
1,050,000	(1)	BlueMountain CLO 2014-2A AR, 2.237%, (1.000*US0003M + 0.930%), 07/20/26	1,054,157	0.5
1,323,300	(1)	Crown Point CLO III Ltd. 2015-3A A1A, 2.714%, (1.000*US0003M + 1.410%), 12/31/27	1,324,535	0.6
1,300,000	(4)	Crown Point CLO III Ltd. 2015-3A A1AR, 2.269%, 12/31/27	1,300,000	0.6
1,050,000	(1)	Cutwater 2014-1A A1AR Ltd., 2.554%, (1.000*US0003M + 1.250%), 07/15/26	1,055,776	0.5
650,000	(1)	Greywolf CLO V Ltd. 2015-1A A1, 2.914%, (1.000*US0003M + 1.600%), 04/25/27	651,052	0.3
800,000	(1)	Halcyon Loan Advisors Funding 2015-1A A, 2.757%, (1.000*US0003M + 1.450%), 04/20/27	800,932	0.4
1,050,000	(1)	Halcyon Loan Advisors Funding 2015-2A A, 2.704%, (1.000*US0003M + 1.390%), 07/25/27	1,048,652	0.5
1,583,955	(1)	ICG US CLO 2014-1A A1, 2.457%, (1.000*US0003M + 1.150%), 04/20/26	1,579,851	0.7
1,050,000	(1)	Neuberger Berman CLO XIX Ltd. 2015-19A A1R, 2.354%, (1.000*US0003M + 1.050%), 07/15/27	1,051,853	0.5
983,746	(1)	OFSI Fund VI Ltd. 2014-6A A1, 2.334%, (1.000*US0003M + 1.030%), 03/20/25	976,779	0.5

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,044,795	(1)	OFSI Fund VII Ltd. 2014-7A A, 2.644%, (1.000*US0003M + 1.340%), 10/18/26	$2,045,815	0.9
2,000,000	(1)	OFSI Fund VII Ltd. 2014-7A AR, 2.114%, (1.000*US0003M + 0.900%), 10/18/26	2,009,160	0.9
505,205	(1)	OFSI Fund VII Ltd. 2014-7A B, 3.434%, (1.000*US0003M + 2.130%), 10/18/26	505,399	0.2
1,650,000	(1)	Sound Point CLO VIII Ltd. 2015-1A A, 2.834%, (1.000*US0003M + 1.530%), 04/15/27	1,652,430	0.8
1,000,000		Soundview Home Loan Trust 2005-2 M6, 2.317%, (1.000*US0001M + 1.080%), 07/25/35	992,692	0.5
800,000	(1)	Trinitas CLO II Ltd. 2014-2A A1R, 2.484%, (1.000*US0003M + 1.180%), 07/15/26	801,141	0.4
1,000,000	(1)	Trinitas CLO Ltd. 2015-3A A2, 2.814%, (1.000*US0003M + 1.510%), 07/15/27	1,000,765	0.5
465,382		Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust A3, 1.467%, (1.000*US0001M + 0.230%), 04/25/37	443,472	0.2
1,500,000	(1)	York CLO 1 Ltd. 2014-1A AR, 2.463%, (1.000*US0003M + 1.150%), 01/22/27	1,501,949	0.7
916,981	(1)	Z Capital Credit Partners CLO Ltd. 2015-1A A1, 2.634%, (1.000*US0003M + 1.330%), 07/16/27	919,422	0.4
			22,965,829	10.7

		Student Loan Asset-Backed Securities: 8.1%
1,150,000	(1)	Academic Loan Funding Trust 2012-1A A2, 2.337%, (1.000*US0001M + 1.100%), 12/27/44	1,149,414	0.5
215,306	(1)	Bank of America Student Loan Trust 2010-1A A, 2.114%, (1.000*US0003M + 0.800%), 02/25/43	216,485	0.1
86,368		Brazos Higher Education Authority, Inc. 2005-2 A11, 1.456%, (US0003M + 0.140%), 09/27/21	86,350	0.0
809,083	(1)	ECMC Group Student Loan Trust 2016-1, 2.587%, (1.000*US0001M + 1.350%), 07/26/66	810,691	0.4
585,611	(1)	Edsouth Indenture No 9 LLC 2015-1 A, 2.037%, (1.000*US0001M + 0.800%), 10/25/56	587,740	0.3
1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 2.587%, (1.000*US0001M + 1.350%), 03/25/36	1,117,398	0.5
650,000	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 2.237%, (1.000*US0001M + 1.000%), 04/25/33	650,858	0.3
600,000		Montana Higher Education Student Assistance Corp. 2012-1 A3, 2.286%, (1.000*US0001M + 1.050%), 07/20/43	601,202	0.3
1,759,125	(1)	Navient Student Loan Trust 2016-5A A, 2.487%, (1.000*US0001M + 1.250%), 06/25/65	1,796,805	0.8
859,123	(1)	Navient Student Loan Trust 2016-7 A, 2.387%, (1.000*US0001M + 1.150%), 03/25/66	870,560	0.4
1,050,000	(1)	Nelnet Student Loan Trust 2006-1 A6, 1.764%, (1.000*US0003M + 0.450%), 08/23/36	1,024,261	0.5
891,852	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 2.387%, (1.000*US0001M + 1.150%), 09/25/65	903,955	0.4
293,532	(1)	Scholar Funding Trust 2010-A A, 2.064%, (1.000*US0003M + 0.750%), 10/28/41	291,847	0.1
631,912	(1)	SLM Student Loan Trust 2003-1 A5A, 1.430%, (1.000*US0003M + 0.110%), 12/15/32	611,061	0.3
833,644	(1)	SLM Student Loan Trust 2003-7A A5A, 2.520%, (1.000*US0003M + 1.200%), 12/15/33	845,656	0.4
550,000	(1)	SLM Student Loan Trust 2004-8A A6, 1.944%, (1.000*US0003M + 0.630%), 01/25/40	550,869	0.3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Student Loan Asset-Backed Securities: (continued)
	661,147		SLM Student Loan Trust 2005-4 A3, 1.434%, (1.000*US0003M + 0.120%), 01/25/27	$659,079	0.3
	250,000		SLM Student Loan Trust 2005-5 A5, 2.064%, (1.000*US0003M + 0.750%), 10/25/40	247,090	0.1
	374,490		SLM Student Loan Trust 2007-1 A5, 1.404%, (1.000*US0003M + 0.090%), 01/26/26	373,871	0.2
	750,000		SLM Student Loan Trust 2007-2 A4, 1.374%, (1.000*US0003M + 0.060%), 07/25/22	728,777	0.3
	446,286		SLM Student Loan Trust 2007-7 A4, 1.644%, (1.000*US0003M + 0.330%), 01/25/22	440,222	0.2
	161,211		SLM Student Loan Trust 2008-2 A3, 2.064%, (1.000*US0003M + 0.750%), 04/25/23	161,061	0.1
	451,653		SLM Student Loan Trust 2008-4 A4, 2.964%, (1.000*US0003M + 1.650%), 07/25/22	463,990	0.2
	1,219,859		SLM Student Loan Trust 2008-5 A4, 3.014%, (1.000*US0003M + 1.700%), 07/25/23	1,257,063	0.6
	600,000		SLM Student Loan Trust 2008-6 A4, 2.414%, (1.000*US0003M + 1.100%), 07/25/23	605,960	0.3
	350,000		SLM Student Loan Trust 2008-8 A4, 2.814%, (1.000*US0003M + 1.500%), 04/25/23	358,647	0.2
				17,410,912	8.1

		Total Asset-Backed Securities
		(Cost $39,881,542)		40,376,741	18.8

FOREIGN GOVERNMENT BONDS: 3.7%
	40,000	(6)	Argentina Government International Bond, 2.500%, 12/31/38	28,500	0.0
EUR	10,000		Argentine Republic Government International Bond, 2.260%, 12/31/38	8,081	0.0
	460,000	(1)	Argentine Republic Government International Bond, 7.125%, 06/28/17	460,230	0.2
BRL	23,000		Brazil Notas do Tesouro Nacional Series B, -0.480%, 08/15/50	25,058	0.0
	160,000		Dominican Republic International Bond, 5.500%, 01/27/25	169,600	0.1
	340,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/25	360,400	0.2
	290,000		Dominican Republic International Bond, 6.850%, 01/27/45	325,163	0.2
	200,000		Ecuador Government International Bond, 9.625%, 06/02/27	210,500	0.1
	200,000		Ecuador Government International Bond, 9.650%, 12/13/26	212,000	0.1
	240,000	(1)	Indonesia Government International Bond, 3.850%, 07/18/27	247,083	0.1
EUR	100,000	(1)	Indonesia Government International Bond, 2.150%, 07/18/24	122,031	0.1
	200,000	(1)	Indonesia Government International Bond, 3.700%, 01/08/22	207,738	0.1
	200,000		Indonesia Government International Bond, 4.125%, 01/15/25	210,394	0.1
	260,000	(1)	Indonesia Government International Bond, 4.350%, 01/08/27	276,141	0.1
	400,000		Indonesia Government International Bond, 5.375%, 10/17/23	451,278	0.2
	1,039,000		Israel Government AID Bond, 5.500%, 12/04/23	1,232,541	0.6
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,631,189	0.8
MXN	1,032,900		Mexican Bonos, 6.500%, 06/10/21	56,426	0.0
MXN	3,233,800		Mexican Bonos, 6.500%, 06/09/22	176,227	0.1
MXN	434,700		Mexican Bonos, 7.750%, 11/23/34	25,357	0.0
MXN	19,100		Mexican Bonos, 8.000%, 11/07/47	1,146	0.0
MXN	656,800		Mexico Government Bond, 8.000%, 12/07/23	38,417	0.0
BRL	1,004,000		Nota Do Tesouro Nacional, 01/01/27	331,366	0.2
	240,000		Petroleos de Venezuela SA, 5.375%, 04/12/27	72,600	0.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	1,840,000	Petroleos De Venezuela SA, 6.000%, 10/28/22	$523,020	0.3
ZAR	300,000	Republic of South Africa Government Bond, 6.500%, 02/28/41	15,728	0.0
ZAR	1,490,000	Republic of South Africa Government Bond, 7.000%, 02/28/31	91,873	0.0
ZAR	2,905,000	Republic of South Africa Government Bond, 8.250%, 03/31/32	196,629	0.1
ZAR	610,000	Republic of South Africa Government Bond, 8.500%, 01/31/37	40,643	0.0
ZAR	290,000	Republic of South Africa Government Bond, 8.750%, 01/31/44	19,363	0.0
ZAR	946,000	Republic of South Africa Government Bond, 8.750%, 02/28/48	63,278	0.0
ZAR	530,000	Republic of South Africa Government Bond, 8.875%, 02/28/35	37,015	0.0
	40,000	Venezuela Government International Bond, 6.000%, 12/09/20	15,600	0.0
	120,000	Venezuela Government International Bond, 9.250%, 05/07/28	41,574	0.0

		Total Foreign Government Bonds
		(Cost $7,835,359)	7,924,189	3.7

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
		Financials: 0.1%
9,690	(10),(11)	Delphi Financial Group, Inc.	204,096	0.1

	Total Preferred Stock
	(Cost $215,552)		204,096	0.1

	Total Long-Term Investments
	(Cost $210,153,244)		211,323,781	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 13.8%
		Corporate Bonds/Notes: 1.5%
975,000		Allergan Funding SCS, 2.350%, 03/12/18	977,921	0.4
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	578,213	0.3
1,700,000		Kreditanstalt fuer Wiederaufbau, 1.125%, 08/06/18	1,695,214	0.8
			3,251,348	1.5

		Securities Lending Collateral(12): 0.1%
289,550		Nomura Securities, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $289,575, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $295,341, due 02/15/18-02/15/47)
		(Cost $289,550)	289,550	0.1

		Collateralized Mortgage Obligations: 0.1%
250,000	(1),(4)	Station Place Securitization Trust 2015-2, 2.287%, 05/15/18
		(Cost $250,000)	250,000	0.1

		U.S. Treasury Obligations: 1.4%
2,965,116		United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/18
		(Cost $2,973,387)	2,967,202	1.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 10.7%
22,948,783	(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
		(Cost $22,948,783)	22,948,783	10.7

	Total Short-Term Investments
	(Cost $29,713,680)		29,706,883	13.8

	Total Investments in Securities (Cost $239,866,924)		$241,030,664	112.0
	Liabilities in Excess of Other Assets		(25,886,703)	(12.0)
	Net Assets		$215,143,961	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

(3)	Settlement is on a when-issued or delayed-delivery basis.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Defaulted security
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2017.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Separate Trading of Registered Interest and Principal of Securities
(10)	Preferred Stock may be called prior to convertible date.
(11)	Non-income producing security.
(12)	Represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of September 30, 2017.

BRL	Brazilian Real
EGP	Egyptian Pound
EUR	EU Euro
MXN	Mexican Peso
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Preferred Stock	$–	$204,096	$–	$204,096
Corporate Bonds/Notes	–	62,385,119	–	62,385,119
Collateralized Mortgage Obligations	–	6,970,673	461,304	7,431,977
Municipal Bonds	–	2,556,601	–	2,556,601
Structured Products	–	1,986,557	–	1,986,557
U.S. Treasury Obligations	–	27,719,786	–	27,719,786
Asset-Backed Securities	–	39,076,741	1,300,000	40,376,741
U.S. Government Agency Obligations	–	60,738,715	–	60,738,715
Foreign Government Bonds	–	7,924,189	–	7,924,189
Short-Term Investments	22,948,783	6,508,100	250,000	29,706,883
Total Investments, at fair value	$22,948,783	$216,070,577	$2,011,304	$241,030,664
Other Financial Instruments+
Centrally Cleared Swaps	–	564,443	–	564,443
Forward Foreign Currency Contracts	–	792,537	–	792,537
Futures	131,163	–	–	131,163
Total Assets	$23,079,946	$217,427,557	$2,011,304	$242,518,807
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(468,990)	$–	$(468,990)
Forward Foreign Currency Contracts	–	(1,017,802)	–	(1,017,802)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Futures	$(394,238)	$–	$–	$(394,238)
OTC Swaps	–	(156,352)	–	(156,352)
Sales Commitments	–	(4,169,220)	–	(4,169,220)
Total Liabilities	$(394,238)	$(5,812,364)	$–	$(6,206,602)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2017, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	5,060,584	EUR	188,000	Bank of America N.A.	10/03/17	$8,010
EUR	385,539	CZK	10,031,719	Bank of America N.A.	10/03/17	(677)
USD	367,503	JPY	40,028,942	Bank of America N.A.	10/25/17	11,373
JPY	62,549,999	USD	574,267	Bank of America N.A.	10/25/17	(17,772)
CZK	10,031,719	EUR	385,539	Bank of America N.A.	11/22/17	656
USD	189,000	SGD	257,632	Bank of America N.A.	12/20/17	(1,099)
EUR	394,355	USD	465,151	Bank of America N.A.	12/20/17	3,028
EUR	161,000	USD	190,247	Bank of America N.A.	12/20/17	893
USD	76,019	EUR	64,000	Bank of America N.A.	12/20/17	38
USD	75,770	EUR	64,000	Bank of America N.A.	12/20/17	(211)
AUD	242,000	USD	189,688	Bank of America N.A.	12/20/17	(39)
USD	398,888	SGD	543,520	Bank of America N.A.	12/20/17	(2,159)
HUF	50,146,992	EUR	161,000	Bank of America N.A.	12/20/17	(238)
USD	200,539	CAD	249,360	Bank of America N.A.	12/20/17	590
EUR	159,000	PLN	682,479	Bank of America N.A.	12/20/17	1,695
EUR	158,000	USD	189,951	Bank of America N.A.	12/20/17	(2,373)
CAD	92,880	AUD	94,000	Bank of America N.A.	12/20/17	811
GBP	137,855	EUR	154,979	Bank of America N.A.	12/20/17	1,190
PLN	75,371	HUF	5,405,609	Bank of America N.A.	12/20/17	81
PLN	440,028	HUF	31,557,033	Bank of America N.A.	12/20/17	481
EUR	128,027	USD	153,692	Bank of America N.A.	12/20/17	(1,698)
GBP	430,017	EUR	479,000	Bank of America N.A.	12/20/17	8,978
USD	190,000	JPY	20,988,160	Bank of America N.A.	12/20/17	2,738
USD	114,000	MXN	2,051,024	Bank of America N.A.	12/20/17	2,788
SEK	18,865,921	EUR	1,976,017	Bank of America N.A.	12/20/17	(18,665)
SEK	1,505,601	EUR	157,038	Bank of America N.A.	12/20/17	(708)
USD	617,603	KRW	704,500,081	Barclays Bank PLC	10/02/17	2,507
TWD	20,248,761	USD	673,701	Barclays Bank PLC	10/02/17	(5,954)
HKD	2,308,976	USD	296,824	Barclays Bank PLC	10/03/17	(1,241)
USD	190,000	BRL	593,592	Barclays Bank PLC	10/03/17	2,578
BRL	595,920	USD	191,000	Barclays Bank PLC	10/03/17	(2,843)
USD	572,018	IDR	7,733,679,798	Barclays Bank PLC	10/05/17	(2,069)
PHP	6,346,869	USD	123,810	Barclays Bank PLC	10/05/17	1,100
IDR	831,428,023	USD	62,186	Barclays Bank PLC	10/05/17	(468)
IDR	617,325,658	USD	46,193	Barclays Bank PLC	10/05/17	(368)
PHP	2,372,713	USD	46,193	Barclays Bank PLC	10/05/17	503
USD	366,077	IDR	4,960,340,379	Barclays Bank PLC	10/05/17	(2,139)
PHP	2,371,789	USD	46,193	Barclays Bank PLC	10/05/17	485
USD	62,138	KRW	71,253,890	Barclays Bank PLC	10/10/17	(80)
KRW	213,751,900	USD	190,000	Barclays Bank PLC	10/10/17	(3,353)
USD	188,568	KRW	216,231,100	Barclays Bank PLC	10/10/17	(244)
USD	186,406	KRW	213,751,900	Barclays Bank PLC	10/10/17	(241)
KRW	216,231,100	USD	191,000	Barclays Bank PLC	10/10/17	(2,188)
KRW	71,253,890	USD	62,613	Barclays Bank PLC	10/10/17	(395)
KRW	86,070,000	USD	76,000	Barclays Bank PLC	10/12/17	(842)
KRW	176,981,318	USD	156,366	Barclays Bank PLC	10/12/17	(1,822)
KRW	408,254,644	USD	361,617	Barclays Bank PLC	10/12/17	(5,120)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	552,476	INR	35,465,070	Barclays Bank PLC	10/18/17	$10,773
USD	76,000	TWD	2,279,240	Barclays Bank PLC	10/19/17	866
TWD	11,311,960	USD	370,544	Barclays Bank PLC	10/20/17	2,343
USD	76,000	TWD	2,287,220	Barclays Bank PLC	10/20/17	604
TWD	3,396,760	USD	112,494	Barclays Bank PLC	10/20/17	(524)
USD	1,410,141	TWD	42,314,089	Barclays Bank PLC	10/20/17	15,302
USD	189,000	TWD	5,698,085	Barclays Bank PLC	10/23/17	1,182
USD	379,000	TWD	11,438,599	Barclays Bank PLC	10/23/17	1,965
USD	76,000	TWD	2,286,840	Barclays Bank PLC	10/23/17	622
USD	189,000	TWD	5,684,175	Barclays Bank PLC	10/23/17	1,640
TWD	2,284,940	USD	76,000	Barclays Bank PLC	10/23/17	(685)
USD	74,173	KRW	84,142,396	Barclays Bank PLC	10/25/17	683
KRW	490,997,098	USD	433,223	Barclays Bank PLC	10/25/17	(4,384)
KRW	40,809,901	USD	35,641	Barclays Bank PLC	10/25/17	3
CNY	1,615,059	USD	245,263	Barclays Bank PLC	10/26/17	(2,628)
USD	398,888	TWD	12,124,203	Barclays Bank PLC	10/31/17	(670)
INR	7,424,100	USD	113,000	Barclays Bank PLC	11/03/17	126
KRW	95,837,022	USD	84,686	Barclays Bank PLC	11/10/17	(963)
USD	398,888	CNY	2,666,567	Barclays Bank PLC	11/10/17	(1,230)
KRW	555,788,397	USD	491,305	Barclays Bank PLC	11/10/17	(5,770)
USD	1,118,723	KRW	1,276,049,015	Barclays Bank PLC	11/10/17	3,972
USD	873,687	TWD	26,092,673	Barclays Bank PLC	11/10/17	13,452
KRW	704,500,081	USD	617,923	Barclays Bank PLC	11/22/17	(2,389)
RUB	11,022,518	USD	189,000	Barclays Bank PLC	12/14/17	(218)
USD	190,000	RUB	11,099,914	Barclays Bank PLC	12/14/17	(108)
USD	144,000	RUB	8,501,371	Barclays Bank PLC	12/14/17	(1,603)
USD	232,062	RUB	13,584,860	Barclays Bank PLC	12/14/17	(605)
IDR	7,733,679,798	USD	566,362	Barclays Bank PLC	12/20/17	3,269
ZAR	5,889,526	USD	429,000	Barclays Bank PLC	12/20/17	508
ZAR	5,224,352	USD	379,000	Barclays Bank PLC	12/20/17	1,998
USD	76,000	TRY	272,931	Barclays Bank PLC	12/20/17	1,146
CNH	506,844	USD	76,000	Barclays Bank PLC	12/20/17	(106)
AUD	181,094	USD	142,810	Barclays Bank PLC	12/20/17	(891)
EUR	318,000	CHF	368,225	Barclays Bank PLC	12/20/17	(4,801)
USD	164,218	CNH	1,095,169	Barclays Bank PLC	12/20/17	230
ZAR	5,583,188	USD	417,000	Barclays Bank PLC	12/20/17	(9,833)
USD	70,640	TRY	257,644	Barclays Bank PLC	12/20/17	(21)
USD	200,359	EUR	169,069	Barclays Bank PLC	12/20/17	(360)
USD	88,512	ZAR	1,212,997	Barclays Bank PLC	12/20/17	51
ZAR	1,537,117	USD	114,000	Barclays Bank PLC	12/20/17	(1,902)
NZD	103,000	USD	75,525	Barclays Bank PLC	12/20/17	(1,243)
GBP	397,492	USD	541,582	Barclays Bank PLC	12/20/17	(7,626)
USD	190,204	EUR	158,000	Barclays Bank PLC	12/20/17	2,625
ZAR	2,589,096	USD	191,958	Barclays Bank PLC	12/20/17	(3,142)
GBP	58,000	USD	76,742	Barclays Bank PLC	12/20/17	1,170
USD	152,000	TRY	540,755	Barclays Bank PLC	12/20/17	3,694
USD	190,000	TRY	674,185	Barclays Bank PLC	12/20/17	5,099
EUR	160,000	GBP	142,289	Barclays Bank PLC	12/20/17	(1,187)
USD	253,914	CNH	1,667,780	Barclays Bank PLC	12/20/17	4,184
USD	190,810	GBP	143,677	Barclays Bank PLC	12/20/17	(2,193)
USD	76,046	GBP	56,181	Barclays Bank PLC	12/20/17	577
USD	967,986	AUD	1,205,514	Barclays Bank PLC	12/20/17	23,256
TRY	670,464	USD	190,000	Barclays Bank PLC	12/20/17	(6,120)
JPY	10,945,555	GBP	74,988	Barclays Bank PLC	12/20/17	(3,073)
CNH	1,761,265	USD	267,000	Barclays Bank PLC	12/20/17	(3,272)
IDR	4,960,340,379	USD	362,465	Barclays Bank PLC	12/21/17	2,849
USD	379,000	HKD	2,939,885	Barclays Bank PLC	09/19/18	202
USD	568,000	HKD	4,405,522	Barclays Bank PLC	09/19/18	357
PLN	697,423	EUR	161,000	BNP Paribas	12/20/17	27
AUD	241,733	USD	189,838	BNP Paribas	12/20/17	(398)
USD	190,000	CNH	1,267,585	BNP Paribas	12/20/17	195
CAD	231,841	USD	189,000	BNP Paribas	12/20/17	(3,099)
EUR	60,326	USD	71,964	BNP Paribas	12/20/17	(345)
EUR	159,000	HUF	49,299,033	BNP Paribas	12/20/17	1,091
USD	84,050	EUR	70,000	BNP Paribas	12/20/17	945
GBP	1,406,093	EUR	1,592,000	BNP Paribas	12/20/17	(1,205)
AUD	304,000	USD	244,045	BNP Paribas	12/20/17	(5,808)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	21,378,822	EUR	821,472	BNP Paribas	12/20/17	$2,439
PLN	6,784,628	EUR	1,588,441	BNP Paribas	12/20/17	(26,103)
USD	631,837	SGD	847,436	BNP Paribas	12/20/17	6,540
USD	76,580	CAD	92,660	BNP Paribas	12/20/17	2,281
ZAR	12,148,139	USD	928,679	BNP Paribas	12/20/17	(42,747)
USD	166,568	TWD	5,058,823	Citibank N.A.	10/02/17	(258)
USD	493,547	BRL	1,652,000	Citibank N.A.	10/03/17	(28,058)
HKD	756,219	USD	96,821	Citibank N.A.	10/03/17	(14)
USD	913,905	HKD	7,080,569	Citibank N.A.	10/03/17	7,488
INR	5,937,085	USD	92,460	Citibank N.A.	10/05/17	(1,595)
ARS	3,330,700	USD	190,000	Citibank N.A.	10/05/17	2,185
INR	2,966,064	USD	46,193	Citibank N.A.	10/05/17	(799)
INR	2,963,523	USD	46,193	Citibank N.A.	10/05/17	(838)
ARS	1,547,817	USD	88,447	Citibank N.A.	10/06/17	813
ARS	1,295,179	USD	73,968	Citibank N.A.	10/06/17	723
ARS	2,139,883	USD	122,279	Citibank N.A.	10/06/17	1,124
PEN	618,840	USD	191,000	Citibank N.A.	10/10/17	(1,468)
USD	728,000	HKD	5,639,889	Citibank N.A.	10/10/17	5,866
ARS	3,280,313	USD	184,287	Citibank N.A.	10/10/17	4,453
USD	96,838	HKD	756,219	Citibank N.A.	10/10/17	11
PEN	618,744	USD	191,000	Citibank N.A.	10/10/17	(1,498)
ARS	2,688,921	USD	150,303	Citibank N.A.	10/10/17	4,410
ARS	1,224,355	USD	70,164	Citibank N.A.	10/11/17	242
IDR	2,563,200,000	USD	191,469	Citibank N.A.	10/16/17	(1,382)
USD	189,002	INR	12,147,520	Citibank N.A.	10/18/17	3,457
USD	663,733	TWD	20,260,458	Citibank N.A.	10/20/17	(4,131)
TWD	1,131,046	USD	37,384	Citibank N.A.	10/20/17	(100)
TWD	13,727,982	USD	456,079	Citibank N.A.	10/20/17	(3,551)
USD	593,909	TWD	17,939,022	Citibank N.A.	10/26/17	2,652
TWD	5,058,823	USD	166,743	Citibank N.A.	10/26/17	(8)
TWD	3,678,140	USD	122,177	Citibank N.A.	10/26/17	(948)
INR	24,669,110	USD	379,000	Citibank N.A.	10/26/17	(2,658)
ARS	4,386,255	USD	243,681	Citibank N.A.	11/01/17	5,526
ARS	3,030,588	USD	170,325	Citibank N.A.	11/07/17	1,296
ARS	3,083,612	USD	173,529	Citibank N.A.	11/08/17	999
ARS	4,488,886	USD	250,916	Citibank N.A.	11/13/17	2,461
USD	434,941	ZAR	5,848,953	Citibank N.A.	11/14/17	5,930
CZK	10,698,913	EUR	399,929	Citibank N.A.	11/21/17	14,033
ARS	1,860,150	USD	103,141	Citibank N.A.	11/24/17	1,228
RUB	17,836,640	USD	303,000	Citibank N.A.	12/14/17	2,487
USD	513,033	RUB	29,802,845	Citibank N.A.	12/14/17	2,601
RUB	11,084,723	USD	191,000	Citibank N.A.	12/14/17	(1,153)
RUB	22,266,670	USD	380,000	Citibank N.A.	12/14/17	1,360
USD	73,865	MXN	1,325,276	Citibank N.A.	12/20/17	2,005
CAD	100,351	USD	81,203	Citibank N.A.	12/20/17	(737)
MXN	3,502,973	USD	190,000	Citibank N.A.	12/20/17	(59)
CAD	102,137	USD	81,888	Citibank N.A.	12/20/17	10
USD	186,201	JPY	20,993,659	Citibank N.A.	12/20/17	(1,110)
NOK	1,510,533	EUR	161,000	Citibank N.A.	12/20/17	(1,134)
USD	76,000	MXN	1,393,445	Citibank N.A.	12/20/17	444
EUR	161,000	NOK	1,498,974	Citibank N.A.	12/20/17	2,588
CAD	99,689	USD	81,346	Citibank N.A.	12/20/17	(1,411)
NZD	478,892	USD	348,914	Citibank N.A.	12/20/17	(3,542)
AUD	239,000	USD	189,357	Citibank N.A.	12/20/17	(2,059)
NZD	182,907	USD	132,675	Citibank N.A.	12/20/17	(764)
USD	189,000	MXN	3,415,835	Citibank N.A.	12/20/17	3,784
USD	190,000	MXN	3,421,691	Citibank N.A.	12/20/17	4,467
NOK	953,400	GBP	89,863	Citibank N.A.	12/20/17	(788)
TRY	543,126	USD	152,000	Citibank N.A.	12/20/17	(3,043)
SEK	1,157,077	EUR	120,876	Citibank N.A.	12/20/17	(770)
ZAR	1,019,692	USD	76,000	Citibank N.A.	12/20/17	(1,637)
CHF	549,000	EUR	478,000	Citibank N.A.	12/20/17	2,549
AUD	237,000	NZD	260,740	Citibank N.A.	12/20/17	(2,313)
ZAR	1,015,619	USD	76,000	Citibank N.A.	12/20/17	(1,934)
ZAR	1,009,333	USD	76,000	Citibank N.A.	12/20/17	(2,392)
USD	4,398,553	EUR	3,662,440	Citibank N.A.	12/20/17	50,490
EUR	319,000	CHF	365,399	Citibank N.A.	12/20/17	(679)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	67,806	PLN	291,622	Citibank N.A.	12/20/17	$564
PLN	5,093,351	EUR	1,193,015	Citibank N.A.	12/20/17	(20,240)
USD	190,000	MXN	3,420,798	Citibank N.A.	12/20/17	4,515
EUR	160,000	GBP	144,406	Citibank N.A.	12/20/17	(4,029)
USD	605,000	HKD	4,679,675	Citibank N.A.	03/27/18	3,530
USD	735,163	HKD	5,685,787	Citibank N.A.	03/27/18	4,379
USD	191,000	CLP	118,013,743	Credit Suisse International	10/12/17	6,653
RUB	59,818,089	USD	1,029,128	Credit Suisse International	12/14/17	(4,627)
EUR	288,960	USD	342,400	Credit Suisse International	12/20/17	654
USD	76,236	GBP	56,433	Credit Suisse International	12/20/17	429
AUD	241,000	USD	189,149	Credit Suisse International	12/20/17	(284)
USD	114,225	GBP	84,505	Credit Suisse International	12/20/17	709
CHF	184,453	EUR	159,000	Credit Suisse International	12/20/17	2,754
JPY	13,575,719	USD	122,520	Credit Suisse International	12/20/17	(1,394)
USD	71,835	TWD	2,150,023	Deutsche Bank AG	10/02/17	933
KRW	201,130,403	USD	178,932	Deutsche Bank AG	10/02/17	(3,326)
USD	436,088	TWD	13,039,914	Deutsche Bank AG	10/02/17	6,069
HKD	4,015,373	USD	514,244	Deutsche Bank AG	10/03/17	(217)
BRL	389,293	USD	123,715	Deutsche Bank AG	10/03/17	(799)
BRL	1,667,892	USD	524,000	Deutsche Bank AG	10/03/17	2,622
USD	190,000	BRL	600,062	Deutsche Bank AG	10/03/17	536
BRL	595,887	USD	190,000	Deutsche Bank AG	10/03/17	(1,854)
USD	191,000	BRL	597,364	Deutsche Bank AG	10/03/17	2,388
BRL	145,370	USD	46,193	Deutsche Bank AG	10/03/17	(294)
BRL	342,643	USD	108,673	Deutsche Bank AG	10/03/17	(486)
BRL	1,214,243	USD	387,318	Deutsche Bank AG	10/03/17	(3,932)
USD	2,589,637	BRL	8,268,710	Deutsche Bank AG	10/03/17	(21,136)
BRL	289,146	USD	92,460	Deutsche Bank AG	10/03/17	(1,165)
BRL	596,790	USD	190,000	Deutsche Bank AG	10/03/17	(1,569)
INR	7,958,524	USD	124,430	Deutsche Bank AG	10/05/17	(2,628)
IDR	1,235,449,986	USD	92,460	Deutsche Bank AG	10/05/17	(750)
PHP	3,197,625	USD	62,235	Deutsche Bank AG	10/05/17	696
USD	187,378	TWD	5,701,900	Deutsche Bank AG	10/05/17	(646)
INR	12,169,500	USD	190,000	Deutsche Bank AG	10/05/17	(3,751)
IDR	617,556,623	USD	46,193	Deutsche Bank AG	10/05/17	(351)
TWD	5,701,900	USD	190,000	Deutsche Bank AG	10/05/17	(1,976)
IDR	1,658,580,089	USD	124,062	Deutsche Bank AG	10/05/17	(942)
USD	188,152	KRW	215,753,600	Deutsche Bank AG	10/10/17	(243)
KRW	354,640,046	USD	309,270	Deutsche Bank AG	10/10/17	399
INR	12,258,380	USD	191,000	Deutsche Bank AG	10/10/17	(3,534)
USD	435,068	INR	27,883,493	Deutsche Bank AG	10/10/17	8,648
USD	43,378	KRW	49,741,370	Deutsche Bank AG	10/10/17	(56)
USD	380,606	IDR	5,034,912,945	Deutsche Bank AG	10/10/17	7,020
ARS	927,113	USD	50,469	Deutsche Bank AG	10/10/17	2,875
USD	312,420	KRW	354,640,046	Deutsche Bank AG	10/10/17	2,750
KRW	215,753,600	USD	191,000	Deutsche Bank AG	10/10/17	(2,605)
KRW	49,741,370	USD	43,839	Deutsche Bank AG	10/10/17	(406)
INR	35,035,104	USD	544,129	Deutsche Bank AG	10/10/17	(8,340)
INR	12,264,110	USD	191,000	Deutsche Bank AG	10/10/17	(3,446)
USD	190,000	THB	6,331,288	Deutsche Bank AG	10/11/17	140
THB	6,315,988	USD	191,000	Deutsche Bank AG	10/11/17	(1,598)
USD	436,088	KRW	494,393,385	Deutsche Bank AG	10/12/17	4,373
USD	76,000	KRW	86,089,760	Deutsche Bank AG	10/12/17	825
USD	191,000	KRW	216,536,700	Deutsche Bank AG	10/12/17	1,915
USD	186,971	IDR	2,512,700,300	Deutsche Bank AG	10/16/17	629
IDR	2,486,262,000	USD	185,625	Deutsche Bank AG	10/16/17	(1,244)
IDR	4,562,947,363	USD	339,505	Deutsche Bank AG	10/16/17	(1,117)
USD	190,000	INR	12,218,900	Deutsche Bank AG	10/18/17	3,365
USD	371,653	INR	23,919,600	Deutsche Bank AG	10/18/17	6,299
USD	190,000	PHP	9,730,213	Deutsche Bank AG	10/19/17	(1,180)
TWD	2,283,420	USD	76,000	Deutsche Bank AG	10/20/17	(729)
TWD	19,324,804	USD	636,837	Deutsche Bank AG	10/20/17	185
USD	894,975	TWD	27,028,232	Deutsche Bank AG	10/20/17	4,018
USD	190,000	PHP	9,710,045	Deutsche Bank AG	10/20/17	(761)
TWD	7,062,676	USD	234,591	Deutsche Bank AG	10/23/17	(1,794)
USD	177,565	TWD	5,337,607	Deutsche Bank AG	10/23/17	1,629
ARS	872,047	USD	48,313	Deutsche Bank AG	10/23/17	1,490

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	78,427,913	USD	1,204,175	Deutsche Bank AG	10/25/17	$(7,528)
KRW	90,245,730	USD	79,239	Deutsche Bank AG	10/25/17	(418)
USD	189,000	KRW	214,269,300	Deutsche Bank AG	10/25/17	1,857
KRW	90,019,527	USD	79,103	Deutsche Bank AG	10/25/17	(479)
USD	189,000	INR	12,281,220	Deutsche Bank AG	10/25/17	1,614
USD	185,677	INR	12,057,881	Deutsche Bank AG	10/25/17	1,699
CNY	923,963	USD	139,719	Deutsche Bank AG	10/26/17	(909)
USD	189,000	PHP	9,601,351	Deutsche Bank AG	10/26/17	508
USD	189,000	INR	12,413,520	Deutsche Bank AG	10/26/17	(376)
TWD	5,701,900	USD	187,532	Deutsche Bank AG	10/26/17	399
TWD	5,760,800	USD	190,000	Deutsche Bank AG	10/26/17	(128)
INR	24,630,480	USD	378,000	Deutsche Bank AG	10/26/17	(2,248)
USD	190,000	PHP	9,711,573	Deutsche Bank AG	10/26/17	(656)
TWD	1,627,153	USD	53,666	Deutsche Bank AG	10/26/17	(36)
TWD	2,437,909	USD	80,552	Deutsche Bank AG	10/26/17	(200)
USD	152,000	COP	448,840,344	Deutsche Bank AG	10/31/17	(262)
BRL	608,842	USD	190,000	Deutsche Bank AG	11/03/17	1,377
BRL	8,268,710	USD	2,579,136	Deutsche Bank AG	11/03/17	19,962
USD	398,888	INR	26,358,523	Deutsche Bank AG	11/03/17	(2,754)
USD	398,888	KRW	458,162,826	Deutsche Bank AG	11/10/17	(1,361)
USD	531,000	KRW	610,437,600	Deutsche Bank AG	11/10/17	(2,276)
CNY	3,020,100	USD	455,678	Deutsche Bank AG	12/14/17	(3,615)
RUB	58,820,706	USD	1,008,015	Deutsche Bank AG	12/14/17	(596)
TRY	274,778	USD	75,695	Deutsche Bank AG	12/20/17	(335)
USD	189,000	SGD	257,645	Deutsche Bank AG	12/20/17	(1,108)
AUD	129,576	USD	101,522	Deutsche Bank AG	12/20/17	24
USD	76,000	SGD	103,206	Deutsche Bank AG	12/20/17	(153)
USD	194,912	JPY	21,979,714	Deutsche Bank AG	12/20/17	(1,197)
EUR	386,000	USD	457,306	Deutsche Bank AG	12/20/17	955
CAD	233,503	USD	189,000	Deutsche Bank AG	12/20/17	(1,766)
USD	380,000	SGD	512,116	Deutsche Bank AG	12/20/17	2,125
CAD	93,837	USD	76,105	Deutsche Bank AG	12/20/17	(862)
USD	189,866	NZD	261,000	Deutsche Bank AG	12/20/17	1,635
NZD	260,793	EUR	159,000	Deutsche Bank AG	12/20/17	(685)
USD	76,000	TRY	275,766	Deutsche Bank AG	12/20/17	369
USD	76,000	MXN	1,369,649	Deutsche Bank AG	12/20/17	1,734
NZD	1,459,000	USD	1,059,742	Deutsche Bank AG	12/20/17	(7,526)
NZD	155,000	USD	113,716	Deutsche Bank AG	12/20/17	(1,931)
TRY	274,270	USD	76,107	Deutsche Bank AG	12/20/17	(886)
PLN	1,325,559	USD	375,247	Deutsche Bank AG	12/20/17	(11,904)
PLN	5,054,427	USD	1,421,340	Deutsche Bank AG	12/20/17	(35,897)
EUR	171,440	USD	205,824	Deutsche Bank AG	12/20/17	(2,290)
NZD	158,000	USD	114,023	Deutsche Bank AG	12/20/17	(75)
USD	188,989	AUD	239,000	Deutsche Bank AG	12/20/17	1,691
USD	76,000	TRY	268,858	Deutsche Bank AG	12/20/17	2,264
CNH	2,429,391	USD	370,362	Deutsche Bank AG	12/20/17	(6,591)
TRY	670,757	USD	190,000	Deutsche Bank AG	12/20/17	(6,039)
USD	402,000	HKD	3,112,686	Deutsche Bank AG	03/27/18	1,932
USD	269,280	HKD	2,083,042	Deutsche Bank AG	03/27/18	1,550
HKD	5,957,208	USD	765,000	Deutsche Bank AG	03/27/18	669
BRL	3,599,432	USD	1,128,472	JPMorgan Chase Bank N.A.	10/03/17	8,017
CZK	4,971,135	EUR	190,348	JPMorgan Chase Bank N.A.	10/03/17	1,166
BRL	1,652,000	USD	521,300	JPMorgan Chase Bank N.A.	10/03/17	305
USD	367,618	BRL	1,166,452	JPMorgan Chase Bank N.A.	10/03/17	(679)
PHP	4,737,186	USD	92,460	JPMorgan Chase Bank N.A.	10/05/17	771
IDR	1,217,762,000	USD	91,000	JPMorgan Chase Bank N.A.	10/05/17	(603)
PEN	616,740	USD	190,000	JPMorgan Chase Bank N.A.	10/05/17	(1,083)
IDR	5,084,191,000	USD	380,000	JPMorgan Chase Bank N.A.	10/05/17	(2,590)
IDR	1,431,726,798	USD	106,989	JPMorgan Chase Bank N.A.	10/05/17	(709)
USD	185,957	KRW	213,237,000	JPMorgan Chase Bank N.A.	10/10/17	(240)
USD	169,432	PHP	8,617,064	JPMorgan Chase Bank N.A.	10/10/17	(57)
USD	823,910	KRW	942,223,814	JPMorgan Chase Bank N.A.	10/10/17	1,166
IDR	5,376,559,417	USD	403,222	JPMorgan Chase Bank N.A.	10/10/17	(4,287)
KRW	942,223,814	USD	821,683	JPMorgan Chase Bank N.A.	10/10/17	1,061
IDR	2,552,294,800	USD	191,000	JPMorgan Chase Bank N.A.	10/10/17	(1,622)
KRW	213,237,000	USD	190,000	JPMorgan Chase Bank N.A.	10/10/17	(3,803)
USD	190,000	INR	12,217,950	JPMorgan Chase Bank N.A.	10/18/17	3,380

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	569,000	IDR	7,560,997,180	JPMorgan Chase Bank N.A.	10/18/17	$8,375
INR	72,994,697	USD	1,128,639	JPMorgan Chase Bank N.A.	10/18/17	(13,699)
PHP	9,874,495	USD	193,352	JPMorgan Chase Bank N.A.	10/19/17	663
USD	563,570	TWD	17,025,458	JPMorgan Chase Bank N.A.	10/20/17	2,344
ARS	4,498,827	USD	253,519	JPMorgan Chase Bank N.A.	10/23/17	3,412
COP	864,037,733	USD	297,053	JPMorgan Chase Bank N.A.	10/25/17	(3,702)
ARS	3,024,869	USD	172,161	JPMorgan Chase Bank N.A.	10/25/17	393
USD	189,000	PHP	9,583,774	JPMorgan Chase Bank N.A.	10/26/17	853
IDR	4,266,449,989	USD	320,376	JPMorgan Chase Bank N.A.	10/26/17	(4,254)
ARS	2,334,522	USD	130,896	JPMorgan Chase Bank N.A.	10/30/17	1,895
IDR	5,111,887,570	USD	379,000	JPMorgan Chase Bank N.A.	10/31/17	(403)
IDR	4,323,324,480	USD	318,000	JPMorgan Chase Bank N.A.	11/02/17	2,140
USD	76,000	PHP	3,867,974	JPMorgan Chase Bank N.A.	11/02/17	128
CZK	9,211,707	EUR	345,000	JPMorgan Chase Bank N.A.	11/09/17	11,286
ARS	935,655	USD	52,624	JPMorgan Chase Bank N.A.	11/13/17	189
IDR	7,884,306,888	USD	585,323	JPMorgan Chase Bank N.A.	11/16/17	(2,366)
ARS	2,153,882	USD	120,869	JPMorgan Chase Bank N.A.	11/17/17	444
KRW	942,223,814	USD	824,307	JPMorgan Chase Bank N.A.	11/22/17	(1,069)
ARS	10,489,140	USD	590,438	JPMorgan Chase Bank N.A.	11/24/17	(1,913)
USD	517,139	BRL	1,652,000	JPMorgan Chase Bank N.A.	12/04/17	18
BRL	1,166,452	USD	364,699	JPMorgan Chase Bank N.A.	12/04/17	432
PEN	1,232,340	USD	377,787	JPMorgan Chase Bank N.A.	12/14/17	(1,508)
CAD	235,642	USD	189,000	JPMorgan Chase Bank N.A.	12/20/17	(50)
PLN	1,363,387	EUR	318,000	JPMorgan Chase Bank N.A.	12/20/17	(3,820)
USD	189,000	TRY	685,246	JPMorgan Chase Bank N.A.	12/20/17	1,066
NZD	263,000	USD	189,310	JPMorgan Chase Bank N.A.	12/20/17	363
NOK	1,508,147	EUR	161,000	JPMorgan Chase Bank N.A.	12/20/17	(1,434)
CNH	2,508,298	USD	379,000	JPMorgan Chase Bank N.A.	12/20/17	(3,413)
NOK	12,350,599	EUR	1,319,844	JPMorgan Chase Bank N.A.	12/20/17	(13,377)
EUR	64,000	USD	76,142	JPMorgan Chase Bank N.A.	12/20/17	(161)
USD	190,000	CAD	235,214	JPMorgan Chase Bank N.A.	12/20/17	1,394
JPY	21,144,532	EUR	160,163	JPMorgan Chase Bank N.A.	12/20/17	(1,489)
EUR	316,000	GBP	279,872	JPMorgan Chase Bank N.A.	12/20/17	(800)
EUR	158,000	USD	190,353	JPMorgan Chase Bank N.A.	12/20/17	(2,775)
AUD	95,000	USD	75,690	JPMorgan Chase Bank N.A.	12/20/17	(1,241)
EUR	159,000	USD	190,135	JPMorgan Chase Bank N.A.	12/20/17	(1,370)
USD	111,512	CAD	137,452	JPMorgan Chase Bank N.A.	12/20/17	1,296
USD	76,000	TRY	273,643	JPMorgan Chase Bank N.A.	12/20/17	951
CAD	140,423	USD	114,353	JPMorgan Chase Bank N.A.	12/20/17	(1,755)
NOK	596,979	USD	76,600	JPMorgan Chase Bank N.A.	12/20/17	(1,507)
TRY	2,482,376	USD	703,861	JPMorgan Chase Bank N.A.	12/20/17	(23,049)
CZK	10,088,398	EUR	387,494	JPMorgan Chase Bank N.A.	12/20/17	1,328
CAD	92,760	USD	76,000	JPMorgan Chase Bank N.A.	12/20/17	(1,620)
NZD	245,698	USD	177,121	JPMorgan Chase Bank N.A.	12/20/17	74
CZK	32,126,863	EUR	1,235,126	JPMorgan Chase Bank N.A.	12/20/17	2,876
USD	380,000	JPY	41,781,304	JPMorgan Chase Bank N.A.	12/20/17	7,216
USD	265,439	NZD	366,000	JPMorgan Chase Bank N.A.	12/20/17	1,484
NOK	1,503,354	EUR	159,554	JPMorgan Chase Bank N.A.	12/20/17	(321)
CAD	761,705	USD	629,563	JPMorgan Chase Bank N.A.	12/20/17	(18,791)
HUF	261,900,283	USD	1,031,306	JPMorgan Chase Bank N.A.	12/20/17	(34,290)
EUR	159,000	SEK	1,512,201	JPMorgan Chase Bank N.A.	12/20/17	2,223
CZK	5,149,240	EUR	193,000	JPMorgan Chase Bank N.A.	01/03/18	6,496
CZK	13,455,540	EUR	504,000	JPMorgan Chase Bank N.A.	01/03/18	17,367
CZK	5,004,184	EUR	188,000	JPMorgan Chase Bank N.A.	01/03/18	5,794
CZK	5,283,374	EUR	197,990	JPMorgan Chase Bank N.A.	01/03/18	6,709
KRW	503,369,678	USD	447,479	Morgan Stanley & Co. International PLC	10/02/17	(7,990)
USD	190,000	BRL	601,673	Morgan Stanley & Co. International PLC	10/03/17	27
BRL	603,915	USD	190,000	Morgan Stanley & Co. International PLC	10/03/17	681
BRL	593,247	USD	189,000	Morgan Stanley & Co. International PLC	10/03/17	(1,687)
BRL	597,398	USD	190,000	Morgan Stanley & Co. International PLC	10/03/17	(1,377)
BRL	596,676	USD	190,000	Morgan Stanley & Co. International PLC	10/03/17	(1,605)
INR	4,004,874	USD	62,323	Morgan Stanley & Co. International PLC	10/05/17	(1,030)
USD	321,052	MXN	5,758,000	Morgan Stanley & Co. International PLC	10/06/17	5,012
PHP	9,789,655	USD	190,962	Morgan Stanley & Co. International PLC	10/10/17	1,591
USD	185,493	KRW	212,705,000	Morgan Stanley & Co. International PLC	10/10/17	(240)
KRW	104,190,000	USD	92,000	Morgan Stanley & Co. International PLC	10/10/17	(1,022)
PHP	6,272,133	USD	122,511	Morgan Stanley & Co. International PLC	10/10/17	856

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	90,861	KRW	104,190,000	Morgan Stanley & Co. International PLC	10/10/17	$(117)
KRW	212,705,000	USD	190,000	Morgan Stanley & Co. International PLC	10/10/17	(4,267)
USD	76,000	KRW	86,049,252	Morgan Stanley & Co. International PLC	10/12/17	860
USD	187,899	CLP	117,812,855	Morgan Stanley & Co. International PLC	10/16/17	3,882
INR	48,917,150	USD	762,294	Morgan Stanley & Co. International PLC	10/18/17	(15,121)
KRW	214,685,100	USD	189,000	Morgan Stanley & Co. International PLC	10/25/17	(1,493)
USD	189,000	COP	553,108,500	Morgan Stanley & Co. International PLC	10/25/17	1,213
KRW	212,818,402	USD	187,547	Morgan Stanley & Co. International PLC	10/25/17	(1,670)
INR	28,211,452	USD	433,223	Morgan Stanley & Co. International PLC	10/26/17	(2,840)
IDR	841,654,904	USD	61,886	Morgan Stanley & Co. International PLC	11/02/17	438
USD	190,000	BRL	608,572	Morgan Stanley & Co. International PLC	11/03/17	(1,292)
BRL	256,170	USD	81,428	Morgan Stanley & Co. International PLC	11/03/17	(907)
USD	707,200	AUD	884,000	Morgan Stanley & Co. International PLC	11/08/17	14,105
AUD	835,348	USD	668,278	Morgan Stanley & Co. International PLC	11/08/17	(13,328)
USD	813,144	TWD	24,321,131	Morgan Stanley & Co. International PLC	11/10/17	11,313
PHP	32,157,119	USD	626,967	Morgan Stanley & Co. International PLC	11/14/17	3,220
CZK	4,353,582	EUR	162,763	Morgan Stanley & Co. International PLC	11/21/17	5,681
KRW	209,953,440	USD	186,147	Morgan Stanley & Co. International PLC	11/22/17	(2,707)
CZK	4,362,034	EUR	162,975	Morgan Stanley & Co. International PLC	11/22/17	5,816
USD	190,000	RUB	11,159,460	Morgan Stanley & Co. International PLC	12/14/17	(1,127)
USD	76,748	RUB	4,511,917	Morgan Stanley & Co. International PLC	12/14/17	(527)
RUB	25,282,651	USD	433,223	Morgan Stanley & Co. International PLC	12/14/17	(208)
RUB	22,307,940	USD	379,000	Morgan Stanley & Co. International PLC	12/14/17	3,067
USD	398,888	RUB	23,609,666	Morgan Stanley & Co. International PLC	12/14/17	(5,473)
AUD	241,713	USD	188,929	Morgan Stanley & Co. International PLC	12/20/17	494
AUD	99,092	USD	78,105	Morgan Stanley & Co. International PLC	12/20/17	(450)
USD	189,000	JPY	21,210,147	Morgan Stanley & Co. International PLC	12/20/17	(243)
USD	82,278	JPY	9,234,662	Morgan Stanley & Co. International PLC	12/20/17	(116)
EUR	82,320	USD	98,729	Morgan Stanley & Co. International PLC	12/20/17	(998)
USD	76,000	CAD	93,602	Morgan Stanley & Co. International PLC	12/20/17	945
USD	197,790	AUD	248,652	Morgan Stanley & Co. International PLC	12/20/17	2,928
CAD	232,392	USD	189,000	Morgan Stanley & Co. International PLC	12/20/17	(2,657)
JPY	21,191,544	EUR	158,000	Morgan Stanley & Co. International PLC	12/20/17	1,499
USD	82,278	JPY	9,236,604	Morgan Stanley & Co. International PLC	12/20/17	(134)
SEK	606,810	USD	76,617	Morgan Stanley & Co. International PLC	12/20/17	(1,762)
USD	73,531	EUR	61,458	Morgan Stanley & Co. International PLC	12/20/17	568
USD	76,021	EUR	63,000	Morgan Stanley & Co. International PLC	12/20/17	1,227
JPY	21,045,901	USD	190,000	Morgan Stanley & Co. International PLC	12/20/17	(2,223)
AUD	143,328	USD	114,093	Morgan Stanley & Co. International PLC	12/20/17	(1,771)
USD	956,761	EUR	803,541	Morgan Stanley & Co. International PLC	12/20/17	2,793
EUR	51,000	SEK	484,661	Morgan Stanley & Co. International PLC	12/20/17	760
USD	38,000	TRY	134,435	Morgan Stanley & Co. International PLC	12/20/17	1,130
USD	461,756	GBP	346,944	Morgan Stanley & Co. International PLC	12/20/17	(4,298)
USD	113,649	AUD	143,000	Morgan Stanley & Co. International PLC	12/20/17	1,584
MXN	35,292,446	USD	1,969,423	Morgan Stanley & Co. International PLC	12/20/17	(55,772)
SEK	776,888	EUR	81,544	Morgan Stanley & Co. International PLC	12/20/17	(974)
USD	308,785	AUD	388,061	Morgan Stanley & Co. International PLC	12/20/17	4,671
USD	81,836	CAD	101,883	RBC Europe Limited	12/20/17	141
SEK	1,528,822	EUR	159,387	RBC Europe Limited	12/20/17	(632)
USD	189,533	NZD	264,000	RBC Europe Limited	12/20/17	(861)
USD	81,455	CAD	100,825	RBC Europe Limited	12/20/17	609
USD	92,483	CAD	113,634	RBC Europe Limited	12/20/17	1,366
USD	450,917	CAD	554,153	RBC Europe Limited	12/20/17	6,571
USD	83,234	CAD	102,601	RBC Europe Limited	12/20/17	964
USD	76,000	CAD	93,187	RBC Europe Limited	12/20/17	1,278
CAD	229,859	USD	190,000	RBC Europe Limited	12/20/17	(5,688)
TRY	1,278,070	USD	365,633	RBC Europe Limited	12/20/17	(15,112)
CAD	919,912	USD	755,522	RBC Europe Limited	12/20/17	(17,892)
MXN	3,502,460	USD	190,000	Royal Bank of Scotland Group PLC	12/20/17	(87)
TRY	1,383,116	USD	377,565	Royal Bank of Scotland Group PLC	12/20/17	1,765
USD	114,000	TRY	415,951	Royal Bank of Scotland Group PLC	12/20/17	(78)
MXN	3,490,832	USD	190,000	Royal Bank of Scotland Group PLC	12/20/17	(718)
MXN	1,373,061	USD	75,315	Royal Bank of Scotland Group PLC	12/20/17	(864)
MXN	3,443,417	USD	189,000	Royal Bank of Scotland Group PLC	12/20/17	(2,289)
USD	189,796	GBP	141,000	Royal Bank of Scotland Group PLC	12/20/17	389
USD	188,475	GBP	140,078	Royal Bank of Scotland Group PLC	12/20/17	307
USD	188,306	MXN	3,397,538	Royal Bank of Scotland Group PLC	12/20/17	4,083

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,364,887	USD	75,279	Royal Bank of Scotland Group PLC	12/20/17	$(1,271)
USD	75,279	MXN	1,357,378	Royal Bank of Scotland Group PLC	12/20/17	1,679
USD	379,000	TRY	1,365,067	Royal Bank of Scotland Group PLC	12/20/17	4,619
MXN	1,356,697	USD	75,279	Royal Bank of Scotland Group PLC	12/20/17	(1,715)
AUD	427,000	USD	341,826	Royal Bank of Scotland Group PLC	12/20/17	(7,198)
USD	190,000	JPY	20,952,326	Royal Bank of Scotland Group PLC	12/20/17	3,058
GBP	111,578	USD	149,580	Royal Bank of Scotland Group PLC	12/20/17	304
USD	188,369	MXN	3,401,920	Royal Bank of Scotland Group PLC	12/20/17	3,908
TRY	133,075	USD	37,507	Royal Bank of Scotland Group PLC	12/20/17	(1,010)
USD	37,507	TRY	132,052	Royal Bank of Scotland Group PLC	12/20/17	1,290
NZD	239,221	USD	173,314	Royal Bank of Scotland Group PLC	12/20/17	(790)
USD	75,123	MXN	1,345,931	Royal Bank of Scotland Group PLC	12/20/17	2,143
CNH	1,255,874	USD	187,486	Standard Chartered Bank	12/20/17	566
CNH	2,529,757	USD	378,000	Standard Chartered Bank	12/20/17	800
USD	380,000	CNH	2,529,979	Standard Chartered Bank	12/20/17	1,167
CNH	2,516,977	USD	379,000	Standard Chartered Bank	12/20/17	(2,114)
USD	189,000	TRY	686,321	Standard Chartered Bank	12/20/17	771
SGD	661,199	USD	492,000	Standard Chartered Bank	12/20/17	(4,121)
USD	97,991	AUD	123,221	Standard Chartered Bank	12/20/17	1,426
USD	188,970	NZD	259,000	Standard Chartered Bank	12/20/17	2,182
USD	188,968	AUD	236,353	Standard Chartered Bank	12/20/17	3,744
USD	304,280	AUD	381,000	Standard Chartered Bank	12/20/17	5,700
AUD	237,000	USD	190,096	Standard Chartered Bank	12/20/17	(4,366)
USD	79,267	AUD	98,699	Standard Chartered Bank	12/20/17	1,920
USD	1,318,308	AUD	1,641,960	Standard Chartered Bank	12/20/17	31,548
USD	430,265	HKD	3,327,439	Standard Chartered Bank	03/27/18	2,595
USD	750,000	HKD	5,809,624	Standard Chartered Bank	05/11/18	2,807
USD	138,280	NZD	189,235	State Street Bank and Trust Co.	11/08/17	1,696
GBP	897,195	USD	1,202,910	State Street Bank and Trust Co.	11/16/17	991
USD	1,048,855	GBP	782,292	State Street Bank and Trust Co.	11/16/17	(864)
USD	182,437	NZD	254,168	State Street Bank and Trust Co.	12/20/17	(867)
SEK	612,928	EUR	64,000	State Street Bank and Trust Co.	12/20/17	(371)
SEK	1,551,101	EUR	162,000	State Street Bank and Trust Co.	12/20/17	(986)
USD	189,513	AUD	243,000	State Street Bank and Trust Co.	12/20/17	(919)
USD	185,294	JPY	20,802,257	State Street Bank and Trust Co.	12/20/17	(310)
GBP	140,000	JPY	21,038,500	State Street Bank and Trust Co.	12/20/17	353
USD	379,000	CAD	469,412	State Street Bank and Trust Co.	12/20/17	2,602
JPY	20,413,738	USD	183,090	State Street Bank and Trust Co.	12/20/17	(953)
AUD	239,000	USD	189,569	State Street Bank and Trust Co.	12/20/17	(2,271)
USD	189,000	CHF	182,684	State Street Bank and Trust Co.	12/20/17	(682)
EUR	63,000	USD	76,018	State Street Bank and Trust Co.	12/20/17	(1,224)
USD	189,000	CHF	180,916	State Street Bank and Trust Co.	12/20/17	1,152
USD	75,917	AUD	95,000	State Street Bank and Trust Co.	12/20/17	1,468
GBP	1,405,000	USD	1,909,760	State Street Bank and Trust Co.	12/20/17	(22,405)
EUR	316,085	GBP	281,899	State Street Bank and Trust Co.	12/20/17	(3,421)
EUR	63,281	USD	75,631	State Street Bank and Trust Co.	12/20/17	(504)
GBP	325,606	USD	433,231	State Street Bank and Trust Co.	12/20/17	4,161
JPY	114,220,516	USD	1,041,650	State Street Bank and Trust Co.	12/20/17	(22,543)
USD	1,726,128	EUR	1,433,316	State Street Bank and Trust Co.	12/20/17	24,490
USD	191,634	EUR	160,000	State Street Bank and Trust Co.	12/20/17	1,682
JPY	20,739,830	USD	190,000	State Street Bank and Trust Co.	12/20/17	(4,954)
NOK	779,944	USD	99,715	State Street Bank and Trust Co.	12/20/17	(1,608)
USD	227,704	NZD	313,000	State Street Bank and Trust Co.	12/20/17	1,972
NZD	262,000	USD	190,296	State Street Bank and Trust Co.	12/20/17	(1,344)
SEK	9,649,238	EUR	1,011,641	State Street Bank and Trust Co.	12/20/17	(10,710)
USD	75,146	AUD	96,000	UBS AG	12/20/17	(87)
USD	83,945	CAD	103,532	UBS AG	12/20/17	929
AUD	96,000	USD	75,423	UBS AG	12/20/17	(190)
AUD	240,000	USD	188,988	UBS AG	12/20/17	(906)
EUR	160,000	NOK	1,487,549	UBS AG	12/20/17	2,838
EUR	161,000	CHF	183,773	UBS AG	12/20/17	326
SEK	615,307	USD	76,589	UBS AG	12/20/17	(686)
CAD	102,689	USD	83,231	UBS AG	12/20/17	(889)
JPY	9,313,036	USD	83,231	UBS AG	12/20/17	(137)
AUD	239,000	USD	189,551	UBS AG	12/20/17	(2,253)
CAD	98,503	USD	80,122	UBS AG	12/20/17	(1,138)
USD	52,274	JPY	5,821,377	UBS AG	12/20/17	334

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	159,000	NOK	1,484,378	UBS AG	12/20/17	$2,050
EUR	159,000	NOK	1,485,117	UBS AG	12/20/17	1,957
AUD	103,755	USD	82,338	UBS AG	12/20/17	(1,028)
USD	114,959	CAD	141,375	UBS AG	12/20/17	1,598
AUD	95,000	USD	75,886	UBS AG	12/20/17	(1,437)
USD	198,217	GBP	145,867	UBS AG	12/20/17	2,272
EUR	301,107	CHF	345,030	UBS AG	12/20/17	(773)
EUR	82,833	GBP	73,095	UBS AG	12/20/17	150
CHF	191,028	EUR	166,166	UBS AG	12/20/17	1,073
CHF	179,003	EUR	155,728	UBS AG	12/20/17	980
SEK	18,676,628	EUR	1,958,965	UBS AG	12/20/17	(21,772)
USD	99,328	GBP	74,597	UBS AG	12/20/17	(879)
SEK	1,523,260	EUR	159,000	UBS AG	12/20/17	(859)
EUR	3,424,481	USD	4,036,853	Westpac Banking Corp.	10/12/17	12,530
USD	4,964,019	EUR	4,211,000	Westpac Banking Corp.	10/12/17	(15,408)
CAD	1,379,353	USD	1,133,311	Westpac Banking Corp.	11/06/17	(27,591)
USD	638,449	CAD	777,056	Westpac Banking Corp.	11/06/17	15,544
SGD	102,597	USD	76,000	Westpac Banking Corp.	12/20/17	(296)
AUD	242,996	USD	189,848	Westpac Banking Corp.	12/20/17	582
SGD	583,291	USD	433,223	Westpac Banking Corp.	12/20/17	(2,830)
USD	378,657	AUD	477,000	Westpac Banking Corp.	12/20/17	4,845
						$(225,265)

At September 30, 2017, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bund	10	12/07/17	$1,902,967	$(11,823)
U.S. Treasury 10-Year Note	91	12/19/17	11,403,437	(108,537)
U.S. Treasury 2-Year Note	93	12/29/17	20,060,390	(56,300)
U.S. Treasury Long Bond	7	12/19/17	1,069,688	(16,469)
U.S. Treasury Ultra 10-Year Note	4	12/19/17	537,313	(6,328)
U.S. Treasury Ultra Long Bond	62	12/19/17	10,237,750	(187,639)
			$45,211,545	$(387,096)
Short Contracts
90-Day Eurodollar	(80)	12/17/18	(19,627,000)	(7,142)
Long-Term Euro-BTP	(12)	12/07/17	(1,914,100)	3,500
U.S. Treasury 5-Year Note	(137)	12/29/17	(16,097,500)	127,663
			$(37,638,600)	$124,021

At September 30, 2017, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Emerging Markets Index, Series 27, Version 1	Buy	(1.000)	06/20/22	USD	3,105,000	$97,777	$(17,979)
CDX North American Emerging Markets Index, Series 28, Version 1	Buy	(1.000)	12/20/22	USD	3,750,000	150,799	(6,544)
CDX North American Investment Grade Index, Series 28, Version 1	Buy	(1.000)	06/20/22	USD	8,140,000	(172,438)	(19,014)
iTraxx Europe Index, Series 27, Version 1	Buy	(1.000)	06/20/22	EUR	6,540,000	(188,911)	(22,340)
						$(112,773)	$(65,877)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	$(1,014)	$193	$(1,207)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	(57,414)	19,375	(76,789)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(811)	50	(861)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	90,000	(1,860)	(284)	(1,576)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(7,438)	(1,207)	(6,231)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	100,000	(2,066)	(59)	(2,007)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(5,072)	418	(5,490)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(34,083)	7,140	(41,223)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(6,289)	1,196	(7,485)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(21,911)	8,332	(30,243)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(1,623)	225	(1,848)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(203)	(2)	(201)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(3,246)	281	(3,527)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(7,438)	1,130	(8,568)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(2,232)	424	(2,656)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(1,014)	84	(1,098)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	(406)	63	(469)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(2,232)	300	(2,532)
							$(156,352)	$37,659	$(194,011)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2017, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month CHF-LIBOR	(0.554)%	03/29/19	CHF	14,780,000	$(546)	$(1,423)
Pay	6-month EUR-EURIBOR	1.330	01/12/27	EUR	3,720,000	(20,915)	10,124
Pay	6-month EUR-EURIBOR	1.750	06/15/27	EUR	2,370,000	30,011	9,862
Pay	6-month EUR-EURIBOR	2.000	06/16/37	EUR	680,000	(12,508)	(11,890)
Pay	6-month GBP-LIBOR	1.600	03/16/27	GBP	8,450,000	(45,453)	(78,936)
Pay	6-month GBP-LIBOR	3.364	06/15/27	GBP	600,000	(5,026)	(4,316)
Pay	3-month SEK-STIBOR	0.050	06/15/18	SEK	62,530,000	27,389	(32,248)
Pay	3-month SEK-STIBOR	(0.330)	09/15/18	SEK	61,360,000	5,626	4,256
Pay	3-month SEK-STIBOR	(0.100)	06/29/19	SEK	55,060,000	(186)	1,269
Receive	6-month AUD-BBSW	2.500	12/20/22	AUD	3,350,000	18,286	23,110
Receive	3-month CAD-CDOR	0.833	10/25/17	CAD	52,980,000	(9,602)	(9,784)
Receive	3-month CAD-CDOR	1.250	12/20/19	CAD	12,740,000	(145,998)	3,254
Receive	3-month CAD-CDOR	1.750	12/20/22	CAD	4,420,000	(71,977)	506
Receive	3-month CAD-CDOR	2.500	09/21/27	CAD	3,870,000	(24,230)	(13,348)
Receive	3-month CAD-CDOR	2.000	12/20/27	CAD	5,530,000	(172,094)	(32,597)
Receive	3-month CAD-CDOR	2.500	12/21/27	CAD	10,240,000	(73,743)	(26,379)
Receive	6-month CHF-LIBOR	1.000	12/21/27	CHF	840,000	7,800	(6,564)
Receive	6-month EUR-EURIBOR	0.250	12/20/22	EUR	4,850,000	(14,585)	(14,781)
Receive	6-month EUR-EURIBOR	1.428	08/15/27	EUR	750,000	(2,029)	(3,209)
Receive	6-month EUR-EURIBOR	1.500	08/31/27	EUR	1,370,000	5,793	7,405
Receive	6-month EUR-EURIBOR	1.000	12/20/27	EUR	4,410,000	22,518	(56,486)
Receive	6-month EUR-EURIBOR	1.600	08/15/32	EUR	700,000	(3,668)	(3,648)
Receive	6-month GBP-LIBOR	1.940	01/11/32	GBP	3,340,000	8,303	(20,371)
Receive	6-month GBP-LIBOR	1.750	03/17/37	GBP	6,100,000	125,322	107,631
Receive	6-month GBP-LIBOR	0.297	12/14/17	GBP	123,520,000	(23,241)	(23,526)
Receive	6-month GBP-LIBOR	3.370	07/15/22	GBP	1,250,000	(6,895)	(6,545)
Receive	6-month GBP-LIBOR	1.250	12/20/27	GBP	2,250,000	54,723	95,685
Receive	6-month GBP-LIBOR	1.500	12/20/32	GBP	1,710,000	34,177	79,965
Receive	6-month GBP-LIBOR	1.500	12/20/47	GBP	390,000	19,365	27,510
Receive	6-month JPY-LIBOR	0.250	12/20/27	JPY	227,870,000	9,944	5,827
Receive	28-day MXN TIIE-BANXICO	5.750	12/14/22	MXN	11,900,000	(968)	(809)
Receive	3-month NZD-BBR-FRA	4.000	12/21/27	NZD	3,100,000	(9,307)	12,382
Receive	3-month SEK-STIBOR	0.500	12/20/22	SEK	43,370,000	(11,793)	(19,141)
Receive	3-month USD-LIBOR	1.826	05/11/19	USD	10,230,000	(1,670)	(119)
Receive	3-month USD-LIBOR	2.000	12/20/19	USD	11,140,000	(41,453)	25,337
Receive	3-month USD-LIBOR	2.250	12/20/22	USD	6,760,000	(65,087)	45,840
Receive	3-month USD-LIBOR	2.143	07/03/23	USD	1,720,000	(229)	974
Receive	3-month USD-LIBOR	2.065	08/06/23	USD	5,550,000	(23,253)	(25,459)
Receive	3-month USD-LIBOR	2.400	08/31/27	USD	1,560,000	(12,280)	(10,603)
Receive	3-month USD-LIBOR	2.500	09/21/27	USD	3,120,000	11,960	13,090
Receive	3-month USD-LIBOR	2.500	12/20/27	USD	2,730,000	(46,335)	55,879
Receive	3-month USD-LIBOR	2.750	12/21/27	USD	7,650,000	(47,178)	8,388
Receive	3-month USD-LIBOR	2.378	07/03/28	USD	5,400,000	(931)	(931)
Receive	3-month USD-LIBOR	2.346	08/06/28	USD	3,130,000	12,247	15,799
Receive	3-month USD-LIBOR	2.750	06/16/37	USD	1,340,000	1,425	389
Receive	3-month USD-LIBOR	2.500	06/17/47	USD	1,280,000	9,698	7,577
Receive	3-month USD-LIBOR	2.560	07/03/48	USD	2,260,000	2,384	2,384
						$(486,209)	$161,330

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at September 30, 2017:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(2,000,000)	Freddie Mac, 3.500%, due 02/15/41	10/12/17	$(2,062,892)
(2,000,000)	Ginnie Mae, 4.000%, due 06/20/41	10/23/17	(2,106,328)
	Total Sales Commitments Proceeds receivable $(4,176,250)		$(4,169,220)

Currency Abbreviations
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Yuan
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$792,537
Interest rate contracts	Futures contracts	131,163
Interest rate contracts	Interest rate swaps	564,443
Total Asset Derivatives		$1,488,143

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,017,802
Interest rate contracts	Futures contracts	394,238
Credit contracts	Credit default swaps	65,877
Credit contracts	OTC credit default swaps	156,352
Interest rate contracts	Interest rate swaps	403,113
Total Liability Derivatives		$2,037,382

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	Royal Bank of Scotland Group PLC	Standard Chartered Bank	State Street Bank and Trust Co.	UBS AG	Westpac Banking Corp.	Totals
Assets:
Forward foreign currency contracts	$43,350	$111,921	$13,518	$150,670	$11,199	$102,168	$105,075	$76,361	$10,929	$23,545	$55,226	$40,567	$14,507	$33,501	$792,537
Total Assets	$43,350	$111,921	$13,518	$150,670	$11,199	$102,168	$105,075	$76,361	$10,929	$23,545	$55,226	$40,567	$14,507	$33,501	$792,537

Liabilities:
Forward foreign currency contracts	$45,639	$96,914	$79,705	$97,100	$6,305	$175,962	$155,850	$137,426	$40,185	$16,020	$10,601	$76,936	$33,034	$46,125	$1,017,802
OTC credit default swaps	-	70,603	-	45,444	-	34,421	5,884	-	-	-	-	-	-	-	156,352
Total Liabilities	$45,639	$167,517	$79,705	$142,544	$6,305	$210,383	$161,734	$137,426	$40,185	$16,020	$10,601	$76,936	$33,034	$46,125	$1,174,154

Net OTC derivative instruments by counterparty, at fair value	$(2,289)	$(55,596)	$(66,187)	$8,126	$4,894	$(108,215)	$(56,659)	$(61,065)	$(29,256)	$7,525	$44,625	$(36,369)	$(18,527)	$(12,624)	$(381,617)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$55,596	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$55,596

Net Exposure(1)(2)	$(2,289)	$-	$(66,187)	$8,126	$4,894	$(108,215)	$(56,659)	$(61,065)	$(29,256)	$7,525	$44,625	$(36,369)	$(18,527)	$(12,624)	$(326,021)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At September 30, 2017, the Portflio had pledged $80,000 in cash collateral to Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $239,040,553.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,080,541
Gross Unrealized Depreciation	(3,577,301)

Net Unrealized Appreciation	$503,240

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017